EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Employee benefits expense	$ 596,700	$ 526,800
Salaries, short-term incentives and other benefits	14,701	13,852
Post-employment benefits	1,984	1,928
Share-based payments	20,440	16,331
Total	$ 37,125	$ 32,111